LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Assets and Liabilities
The table below presents the operating lease assets and liabilities recognized on the Company's consolidated balance sheets:

		December 31,
	Balance Sheet Line Item	2024	2023
Non-current operating lease assets	Other assets	$120	$14
Operating lease liabilities:
Current operating lease liabilities	Other current liabilities	48	14
Non-current operating lease liabilities	Other liabilities	71	—
Total operating lease liabilities		$119	$14

Schedule of Future Minimum Lease Payments	Future minimum lease payments are due as follows:

December 31, 2024
2025	60
2026	62
2027	15
Total	$137
Less: Imputed interest	18
Present value of operating lease liabilities	$119